Related Party Transactions - Schedule of dues payables to related party (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction
Total		$ 166	$ 1,400
KNOT [Member]
Related Party Transaction
Percentage of voyage commission earned		1.25%
KNOT [Member] | Drydocking supervision fee
Related Party Transaction
Total		$ 102	156
KOAS
Related Party Transaction
Margin rate on administration cost		5.00%
KOAS | Drydocking supervision fee
Related Party Transaction
Total		$ (69)	96
Knutsen Ballast Water AS | Equipment purchased
Related Party Transaction
Total		133	$ 1,148
Amount of parts purchased	$ 1,150	$ 130